ABILITY TO CONTINUE AS A GOING CONCERN	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ABILITY TO CONTINUE AS A GOING CONCERN

NOTE 2.     ABILITY TO CONTINUE AS A GOING CONCERN

As shown in the accompanying financial statements, the Company has realized some revenue from its present operations. During the year ended December 31, 2022, the Company had net income of $477,657, primarily due to royalty income received, a change in the fair value of derivative liability and a reduction in the asset retirement obligation. The Company had cash flows provided by operations of $161,044 but it is possible that the Company will incur negative operating cash flows in the future. The Company has an accumulated deficit of $23,214,872 at December 31, 2022. These conditions raise substantial doubt regarding the Company’s ability to continue as a going concern. The financial statements have been prepared on a going concern basis, which contemplates realization of assets and liquidation of liabilities in the ordinary course of business.

The Company's ability to continue as a going concern is dependent on its ability to develop its oil and gas properties and ultimately achieve profitable operations, and to generate sufficient cash flow from financing and operations to meet its obligations as they become payable. The Company expects that it will need approximately $200,000 to fund its operations during the next twelve months, which will include minimum annual property lease payments, expected exploration expenditures for permitting and drilling, as well as operating expenses. Management has plans to seek additional capital through a private placement of its common stock. Although there are no assurances that management’s plans will be realized, management believes that the Company will be able obtain sufficient capital to continue operations in the next 12 months. Accordingly, no adjustment relating to the recoverability and classification of recorded asset amounts and the classification of liabilities has been made to the accompanying financial statements in anticipation of the Company not being able to continue as a going concern.